PROVISIONS - Narrative (Details) $ in Millions, $ in Millions	Feb. 16, 2023 USD ($)	Feb. 16, 2023 CAD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 CAD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 CAD ($)
Disclosure of other provisions [line items]
Letters of credit for the guarantee of certain environmental obligations					$ 1.7	$ 2.2
Restricted cash			$ 56.3		42.2
Long-term debt			450.0		450.0
Doyon and Côté Gold
Disclosure of other provisions [line items]
Collateral for surety bonds issued for Guarantee of certain environmental closure costs obligations			11.0		0.0
Credit Facility
Disclosure of other provisions [line items]
Letters of credit for the guarantee of certain environmental obligations				$ 24.8
Uncollateralized Surety Bonds
Disclosure of other provisions [line items]
Letters of credit for the guarantee of certain environmental obligations			18.4	24.9
Long-term debt			130.2
Credit Facility
Disclosure of other provisions [line items]
Long-term debt	$ 490.0
Additional letter of credit	$ 10.8	$ 14.4
Essakane Mine
Disclosure of other provisions [line items]
Restricted cash			45.3		42.2
Doyon division including the Westwood mine2
Disclosure of other provisions [line items]
Bonds outstanding to guarantee asset retirement obligations			123.7	167.4	132.3	167.4
Côté Gold Project
Disclosure of other provisions [line items]
Bonds outstanding to guarantee asset retirement obligations			35.8	48.4	37.8	47.9
Doyon and Côté Gold
Disclosure of other provisions [line items]
Bonds outstanding to guarantee asset retirement obligations			$ 159.5	215.8	$ 170.1	$ 215.3
Doyon and Côté Gold | Uncollateralized Surety Bonds
Disclosure of other provisions [line items]
Bonds outstanding to guarantee asset retirement obligations				29.3
Doyon and Côté Gold | Cash Collateral
Disclosure of other provisions [line items]
Bonds outstanding to guarantee asset retirement obligations				$ 10.9